OTHER PAYABLES - Related Parties (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
OTHER PAYABLES
Total	¥ 2,125,082	$ 308,059	¥ 3,533,918
Related party
OTHER PAYABLES
Expenses paid by the major shareholders	1,675,182	242,840	1,396,419
Due to family members of the owners of BHD and FGS	545,159	79,028	590,159
Due to management staff for costs incurred on behalf of the company	250,927	36,375	253,557
Total	¥ 2,471,268	$ 358,243	¥ 2,240,135